UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3130 Fairview Park Drive, Suite 130

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3130 Fairview Park Drive

Suite 130

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

AZZAD FUNDS

SEMI-ANNUAL REPORT

DECEMBER 31, 2004

AZZAD FUNDS

8869 Brecksville RD •  Suite C  •  Brecksville, Ohio 44141 • USA

888-350-3369 or 440-922-0066  •  Fax: 440-922-0110  •  www.azzadfund.com

Azzad Asset Management, Inc. • Advisor to the Azzad Funds • Distributed by Lloyd, Scott & Valenti, Ltd.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AZZAD INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Shares	Security Description	Value
Common Stock (98.28%)

Agriculture Chemicals (1.01%)
214	Monsanto Co.	11,888

Air Courier Services (2.70%)
323	Federal Express Corp.	31,812

Aircraft Engines & Engine Parts (2.01%)
229	United Technologies Corp.	23,667

Beverages (1.80%)
405	Pepsico, Inc.	21,141

Biological Products (2.44%)
447	Amgen, Inc. *	28,675

Computer Communications Equipment (1.59%)
971	Cisco Systems, Inc. *	18,760

Computer & Office Equipment (6.06%)
1,093	Hewlett-Packard Co.	22,920
491	International Business Machines, Inc.	48,403
		71,323
Converted Paper & Paperboard Products (1.71%)
246	3M Company	20,189

Crude Petroleum & Natural Gas (2.67%)
622	Apache Corp.	31,455

Engine & Turbines (1.13%)
268	Brunswick Corp.	13,266

Millwood, Veneer, Plywood, & Structural Wood Members (1.01%)
326	Masco Corp.	11,909

Industrial Inorganic Chemicals (1.95%)
521	Praxair, Inc.	23,002

Laboratory Analytical Instruments (0.73%)
184	Waters Corporation *	8,609

Metalworking Machinery & Equipment (1.82%)
243	Black & Decker Corp.	21,464

Oil & Gas Field Services (0.54%)
137	B.J. Services Co.	6,376

Petroleum Refining (12.02%)
1,035	ChevronTexaco Corp.	54,348
352	Conocophillips	30,564
1,104	Exxon Mobil Corp.	56,591
		141,503
Pharmaceutical Preparations (8.17%)
653	Johnson & Johnson	41,413
2,036	Pfizer, Inc.	54,748
		96,161
Retail-Variety Stores (0.84%)
190	Target Corp.	9,867

Public Building & Related Furniture (2.87%)
532	Johnson Controls, Inc.	33,750

Retail Family Clothing Stores (1.03%)
575	Gap, Inc.	12,144

Radio & Television Broadcasting & Communicatons Equipment (6.22%)
1,277	Qualcomm, Inc.	54,145
579	Scientific-Atlanta, Inc.	19,113
		73,258
Retail Lumber & Other Building Materials (4.37%)
1,203	Home Depot, Inc.	51,416

Retail Lumber & Other Building Materials Dealers (3.06%)
626	Lowe's Companies, Inc.	36,051

Retail Radio TV & Consumer Electronics (1.36%)
270	Best Buy Co. , Inc.	16,044

Retail Variety Stores (0.66%)
160	Costco Wholesale Corp.	7,746

Semiconductors & Related Devices (3.81%)
1,919	Intel Corp.	44,886

Services-Computer Integrated Systems Design (1.50%)
314	Computer Sciences Corp. *	17,700

Services-Computer Processing & Data Preparation (2.16%)
423	Affiliated Computer Services, Inc. *	25,460

Services General Medical & Surgical Hospitals, NEC (1.67%)
867	Health Management Associates, Inc.	19,698

Services Medical Laboratories (2.29%)
282	Quest Diagnostics, Inc.	26,945

Services Prepackaged Software (4.31%)
832	Autodesk, Inc.	31,574
742	Symantec Corp. *	19,114
		50,688

Specialty Cleaning, Polishing And Sanitation Preparations (1.55%)
310	Clorox, Co.	18,268

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics (2.71%)
579	Procter & Gamble Co.	31,891

Surgical & Medical Instruments & Apparatus (8.51%)
608	Bard C.R., Inc.	38,900
259	Becton Dickenson & Co.	14,711
528	Boston Scientific Corp. *	18,771
385	Guidant Corp.	27,759
		100,141

TOTAL COMMON STOCKS (Cost $997,007)		1,157,153

OTHER ASSETS LESS LIABILITIES - 1.72%		20,226

NET ASSETS - 100.00%		$ 1,177,379

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2004 (Unaudited)

Shares	Security Description	Value
Common Stock (98.63%)
Carpets & Rugs (4.58%)
705	Mohawk Industries, Inc. *	64,331

Computer & Office Equipment (1.28%)
291	Harris Corp.	17,981

Computer Storage Devices (2.75%)
744	Sandisk Corp. *	18,578
632	Storage Technology *	19,978
		38,556
Crude Petroleum & Natural Gas (7.65%)
946	POGO Producing Co.	45,872
1,740	XTO Energy, Inc.	61,561
		107,433
Fabricated Rubber Products, NEC (2.03%)
440	Carlisle Companies, Inc.	28,565

Hospital & Medical Service Plans (3.39%)
898	Coventry Health Care, Inc. *	47,666

Household Audio & Video Equipment (3.52%)
389	Harman International Industries, Inc.	49,403

Laboratory Analytical Instruments (2.73%)
572	Beckman Coulter, Inc.	38,318

Arrangement of Transportation of Freight & Cargo (1.94%)
691	Brinks Co.	27,308

Micsellaneous Chemical Products (3.41%)
932	Cytec Ind., Inc.	47,924

Miscellaneous Manufacturing Industries (1.29%)
615	Bylth, Inc.	18,179

Bituminous Coal & Lignite Surface Mining (4.15%)
720	Peabody Energy Corp.	58,255

Natural Gas Transmisison & Distribution (4.83%)
1,119	Equitable Resources, Inc.	67,879

Orthopedic, Prosthetic & Surgical Appliances & Supplies (1.41%)
313	Inamed Corp. *	19,797

Petroleum Refining (3.70%)
645	Murphy Oil Corp.	51,890

Pumps & Pumping Equipment (1.66%)
624	Graco Incorporated	23,306

Retail-Apparel & Accessory Stores (5.66%)
646	Ambercrombie & Fitch Co.	30,330
1,261	Claire's Stores, Inc.	26,796
1,005	Pacific Sunwear of California, Inc. *	22,371
		79,497
Retail-Auto Dealers & Gasoline Stations (3.57%)
1,904	Copart, Inc. *	50,113

Retail-Family Clothing Stores (4.52%)
643	American Eagle Outfitters, Inc.	30,285
747	Urban Outfitters, Inc. *	33,167
		63,452
Retail-Shoe Stores (2.74%)
1,431	Foot Locker, Inc.	38,537

Retail-Women's Clothing Stores (4.00%)
943	Ann Taylor, Inc. *	20,303
789	Chico's FAS, Inc. *	35,923
		56,226
Semiconductors & Related Devices (7.22%)
858	Cree, Inc. *	34,389
891	International Recti-Fier *	39,712
1,023	Microchip Technology, Inc.	27,202
		101,303
Services-Advertising Agencies (2.26%)
1,070	Catalina Marketing Corp.	31,704

Special Industry Machinery, NEC (1.55%)
753	LAM Research, Corp. *	21,769

Services-Misc Health & Allied Services, NEC (3.42%)
1,127	Lincare Holdings, Inc. *	48,067

Services-Commercial Physical & Biological Research (2.13%)
773	Covance, Inc. *	29,954

Services-Computer Programming Services (4.34%)
656	Cognizant Technology Solutions Corp. *	27,768
1,273	Gtech Holdings, Corp.	33,034
		60,802
Services-Prepackaged Software (1.06%)
742	Transaction Systems Architects, Inc. *	14,729

Telephone & Telegraph Apparatus (2.13%)
719	Plantronics, Inc.	29,817

Tires & Inner Tubes (1.23%)
346	Bandag, Inc.	17,234

Trucking (2.48%)
776	Hunt J.B. Transport Services, Inc.	34,804

TOTAL COMMON STOCKS (Cost $1,218,372)		1,384,799

OTHER ASSETS LESS LIABILITIES - 1.37%		19,250

NET ASSETS - 100.00%		$ 1,404,049

* Non Income Producing Securities

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS & LIABILITIES
December 31, 2004 (Unaudited)

		Azzad
	Azzad Income	Ethical Mid Cap
	Fund	Fund

Assets:
Investment Securities at Market Value	$ 1,157,153	$ 1,384,799
(Cost $997,007 and $1,218,372, respectively)
Dividends Receivable	728	238
Prepaid Registration	5,836	5,836
Receivable from Advisor	16,140	14,722
Total Assets	1,179,857	1,405,595
Liabilities:
Accrued Expenses	1,371	1,371
Payable to Custodian Bank	1,107	175
Total Liabilities	2,478	1,546
Net Assets	$ 1,177,379	$ 1,404,049

Net Assets Consist of:
Paid-In Capital	$ 1,054,688	$ 1,216,817
Accumulated Realized Gain (Loss) on Investments	(37,455)	20,805
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	160,146	166,427
Net Assets	$ 1,177,379	$ 1,404,049

Shares of Benefical Interest, No Par Value	217,591	157,313
Per Share Net Asset Value and Redemption Price	$ 5.41	$ 8.93

Per Share Offering Price
(Net Asset Value Per Share / 0.95)	$ 5.69	$ 9.40

The accompanying notes are an integral part of the financial statements.

AZZAD INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2004

	(Unaudited)
	Six months	Year
	ending	ending
	December 31, 2004	June 30, 2004
FROM OPERATIONS:
Net Investment Loss	$ (5,517)	$ (11,108)
Net Realized Gain on Investments	28,552	32,603
Net Unrealized Appreciation	45,773	87,269
Increase in Net Assets from Operations	68,808	108,764

FROM NET CAPITAL SHARE TRANSACTIONS:	(94,212)	492,965
Net Increase (Decrease) in Net Assets
from Shareholder Activity (Note 4)	(94,212)	492,965

NET ASSETS:
Net Increase (Decrease) in Net Assets	(25,404)	601,729
Net Assets at Beginning of Year	1,202,783	601,054
Net Assets at End of Year	$ 1,177,379	$ 1,202,783

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
December 31, 2004

	(Unaudited)
	Six months	Year
	ending	ending
	December 31, 2004	June 30, 2004
FROM OPERATIONS:
Net Investment Loss	$ (9,859)	$ (4,472)
Net Realized Gain (Loss) on Investments	15,155	31,917
Net Unrealized Appreciation	90,686	65,979
Increase in Net Assets from Operations	95,982	93,424

FROM NET CAPITAL SHARE TRANSACTIONS:	141,476	783,741
Net Increase in Net Assets
from Shareholder Activity (Note 4)	141,476	783,741

NET ASSETS:
Net Increase in Net Assets	237,458	877,165
Net Assets at Beginning of Year	1,166,591	289,426
Net Assets at End of Year	$ 1,404,049	$ 1,166,591

The accompanying notes are an integral part of the financial statements.

AZZAD INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period
	(Unaudited)
	Six months	Year	Year	Year	Period
	ending	ending	ending	ending	ending
	12/31/2004	6/30/2004	6/30/2003	6/30/2002	6/30/2001*

Net Asset Value at Beginning of Period	$ 5.07	$ 4.51	$ 4.53	$ 5.21	$ 10.00

Net Investment Loss	(0.02)	(0.05)	(0.03)	(0.05)	(1.59)
Net Gains or Losses on Securities
(Realized and Unrealized)	0.37	0.61	0.01	(0.63)	(3.20)
Total from Investment Operations	0.35	0.56	(0.02)	(0.68)	(4.79)

Distributions from Net Investment Income	-	-	-	-	-
Distributions from Capital Gains	-	-	-	-	-
Total Distributions	-	-	-	-	-

Net Asset Value at End of Period	$ 5.41	$ 5.07	$ 4.51	$ 4.53	$ 5.21

Total Return	6.71%	12.42%	(0.44)%	(13.05)%	(47.90)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 1,177	$ 1,203	$ 601	$ 183	$ 270
Ratio of Expenses to Average Net Assets (a)
After reimbursement/waiver of fees	2.25%	2.22%	2.25%	2.25%	27.82%
Before reimbursement/waiver of fees	4.58%	4.29%	16.29%	29.69%	33.39%
Expenses waived or Reimbursed (b)	(2.33)%	(2.07)%	(14.04)%	(27.44)%	(5.57)%
Ratio of Net Investment Loss to
Average Net Assets	(0.98)%	(1.10)%	(1.11)%	(0.85)%	(26.76)%

Portfolio Turnover Rate	116.37%	156.29%	82.52%	8.81%	59.40%

* For the period July 11, 2000 (commencement of operations) to June 30, 2001.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

AZZAD ETHICAL MID CAP FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period
	(Unaudited)
	Six months	Year Ending	Year Ending	Period	Period
	ending	ending	ending	ending	ending
	12/31/2004	6/30/2004	6/30/2003	6/30/2002**	8/31/2001*

Net Asset Value at Beginning of Period	$ 8.30	$ 7.33	$ 7.51	$ 8.78	$10.00

Net Investment Loss	(0.06)	(0.03)	(0.03)	(0.05)	(0.04)
Net Losses on Securities
(Realized and Unrealized)	0.69	1.00	(0.15)	(1.14)	(1.18)
Total from Investment Operations	0.63	0.97	(0.18)	(1.19)	(1.22)

Distributions from Net Investment Income	-	-	-	-	-
Distributions from Capital Gains	-	-	-	(0.08)	-
Total Distributions	-	-	-	(0.08)	-

Net Asset Value at End of Period	$ 8.93	$ 8.30	$ 7.33	$ 7.51	$ 8.78

Total Return	7.54%	13.23%	(2.40)%	(13.64)%	(12.20)%

Ratios/Supplemental Data:
Net Assets at End of Period (000's omitted)	$ 1,404	$ 1,167	$ 289	$ 99	$ 73
Ratio of Expenses to Average Net Assets (a)
After reimbursement/waiver of fees	2.25%	2.20%	2.25%	2.25%	2.25%
Before reimbursement/waiver of fees	4.26%	6.69%	36.78%	104.00%	158.05%
Expenses waived or Reimbursed (b)	(2.01)%	(4.49)%	(34.53)%	(101.75)%	(155.80)%
Ratio of Net Investment Income to
Average Net Assets	(1.59)%	(0.79)%	(0.70)%	(0.88)%	(0.70)%

Portfolio Turnover Rate	138.46%	185.48%	33.94%	6.93%	27.54%

* For the period December 22, 2000 (commencement of operations) to August 31, 2001
** For the period September 01, 2001 to June 30, 2002.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the period had such reductions not occurred.

The accompanying notes are an integral part of the financial statements.

AZZAD FUNDS

December 31, 2004 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

The Azzad Funds, (the "Trust") is an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 23, 1996. There are two series within the Trust that are presently operating. The Azzad Income Fund (the "Income Fund"), commenced operations on July 11, 2000 and is registered as a diversified fund. The Azzad Ethical Mid Cap Fund, commenced operations on December 22, 2000 and is registered as a non-diversified fund. The two series included in these financial statements are collectively referred to as the "Funds" and individually as a "Fund".

The Income Fund's primary investment objective is to seek to provide current income and as a secondary objective, appreciation of capital consistent with Shari'ah based principles as determined by the Fund's Shari'ah Supervisory Board.

The Ethical Mid Cap Fund's primary investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "IMXL"), a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by the Dow Jones Shari'ah Supervisory Board to be compliant with Shari'ah law.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION: Securities are valued at the close of each business day at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under Shari'ah principles, interest income, if any, must be segregated and donated to qualified charities.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends and distributions to shareholders are recorded on ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Fund distributes tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations, which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

3.  INVESTMENT TRANSACTIONS

The following table presents the cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended December 31, 2004. All purchases and sales were common stock,

	INCOME FUND	MID CAP FUND
Purchases	$636,809	$986,623
Sales	$714,686	$840,057

4.  CAPITAL SHARE TRANSACTION

The Board of Trustees of the Trust is authorized to issue an unlimited number of shares.

The following is a summary of capital share activity for the year indicated:

	SIX MONTHS ENDED DECEMBER 31, 2004		YEAR ENDED JUNE 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
INCOME FUND CLASS A
Shares sold	39,328	$ 197,573	159,652	$ 769,091
Shares reinvested	0	0	0	0
Shares redeemed	(58,554)	($ 291,785)	(55,494)	($ 276,126)
Net Increase	(19,226)	($ 94,212)	104,158	$ 492,965

	SIX MONTHS ENDED DECEMBER 31, 2004		YEAR ENDED JUNE 30, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
MID CAP FUND
Shares sold	52,804	$ 432,604	124,544	$ 967,311
Shares reinvested	0	0	0	0
Shares redeemed	(35,983)	($ 291,128)	(23,544)	($183,571)
Net Increase	16,821	$ 141,476	101,000	$ 783,740

5.  TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of .80% and 1.00% for the Income Fund and, Ethical Mid Cap Fund respectively, of the average daily net assets, respectively.

The Advisor has agreed to waive all or a portion of it's management fees and/or reimburse the Funds for operating expenses to the extent necessary to limit the Funds operating expenses to 2.25% of the average daily net assets. For the six months ended December 31, 2004, the Advisor reimbursed the Income Fund and the Ethical Mid Cap Fund, $1,500 and $1,500, respectively, for operating expenses.   The advisor waived fees of $0 for the Income Fund was $6,169 for the Ethical Mid Cap Fund.

6.  Rule 12b-1 Plan

The Funds have a plan of Distribution pursuant to Rule 12b-1 under the 1940 Act.  Under the plan in consideration of the services to be provided and the expenses to be incurred by the Funds distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds, the Fund shall pay to the distributor a fee at the aggregate rate of 0.25% per year of the average daily net assets of the Funds.

AZZAD FUNDS

Expense Illustration

Expense Example

As a shareholder of the Azzad Fund’s, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 through December 31, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Azzad Ethical Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	7/1/2004	12/31/2004	7/1/2004 to 12/31/2004

Actual	$1,000.00	$1,067.06	$11.69
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.83	$11.39

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Azzad Ethical Mid Cap Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	7/1/2004	12/31/2004	7/1/2004 to 12/31/2004

Actual	$1,000.00	$1,075.90	$11.74
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.83	$11.39

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

AZZAD FUNDS

Additional Information (unaudited)

Board of Trustees

Name, Address and Age	Position held with the Company	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Director.	Other Directorships held by Director or Officer
Syed Shamshad Husain 1046 Longford Road Bartlett, IL 60103 Year of Birth: 1936	Trustee	Since 2000	Managing Director of IQRA International Education Foundation (publisher of Islamic religious books) (1995 to present)	2	Iqra’ International Educational Foundation; Muslim Society, Inc.; Council of Islamic Organizations of Greater Chicago
Syed K. Raheemullah 25 W. 181 Salem Naperville, IL 60540 Year of Birth: 1948	Trustee	Since 2000	Member of the technical staff of Lucent Technologies (manufacturer of telephone equipment) (1986 to present)	2	Muslim Society, Inc.
Bashar Qasem 3130 Fairview Park Drive Suite 130 Falls Church, VA 22402 Year of Birth: 1964	Chairman, President, Treasurer and Trustee	Since 2001	President of Azzad Asset Management, Inc. (since its inception in 2000); Operating Manager of Azzad Asset Management LLC (investment adviser) (1997 to 1999); Chief Executive Officer of Ideal Network Systems (computers)(1992 to 1997)	2	None

*Directors who are or may be deemed to be "interested persons", as defined by the Investment Company Act of 1940.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 30, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date March 4, 2005